Deferred Tax Assets and Deferred Tax Liabilities	12 Months Ended
Dec. 31, 2016
Deferred Tax Assets and Deferred Tax Liabilities/Income Taxes [Abstract]
DEFERRED TAX ASSETS AND DEFERRED TAX LIABILITIES

Note 7 – DEFERRED TAX ASSETS AND DEFERRED TAX LIABILITIES

The components of the deferred tax assets and liabilities are as follows:

	December 31,
	2016	2015
Deferred tax assets, current
Revenue an expense cutoff	$62,789	$-
Allowance for doubtful accounts	153,957	5,634
Accrued revenue (net of cost)	-	49,870
	216,746	55,504
Less: valuation allowance	-	-
	216,746	55,504
Deferred tax assets, non-current
Depreciation expense	-	2,085
Loss carryforward	-	25,847
	-	27,932
Less: valuation allowance	-	(3,958)
	-	23,974
Deferred tax liability, current
Accrued revenue (net of cost)	(60,476)	(90,777)
Revenue and expense cutoff	(86,406)	-
	(146,882)	(90,777)

For the purpose of presentation in the consolidated balance sheets, certain deferred income tax assets and liabilities have been offset. The following is the analysis of the deferred income tax balances for financial reporting purpose:

	December 31,
	2016	2015
Deferred tax assets, current	$69,864	$-
Deferred tax assets, non-current	-	23,974
Deferred tax liabilities, current	-	(35,273)